Debt - Summary of Carrying Value of First Lien and Second Lien Term Loan (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 28, 2017
Debt Instrument [Line Items]
Principal amount outstanding	$ 376,938	$ 517,332
Carrying amount	370,090
First Lien Term Loan
Debt Instrument [Line Items]
Principal amount outstanding	376,938	467,332	$ 356,300
Less: Debt discount, net of amortization	(2,623)	(3,850)	(3,538)
Less: Debt issuance costs, net of amortization	(4,225)	(5,825)	(4,804)
Carrying amount	$ 370,090	$ 457,657	$ 347,958
Effective Interest rate		6.80%	7.40%	0.50%
Second Lien Term Loan
Debt Instrument [Line Items]
Principal amount outstanding		$ 50,000	$ 50,000
Less: Debt discount, net of amortization		(471)	(572)
Less: Debt issuance costs, net of amortization		(1,374)	(1,669)
Carrying amount		$ 48,155	$ 47,759
Effective Interest rate		11.40%	11.90%